Deferred Revenue/Income - Rollforward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income - beginning of year	¥ 301,774
Additions	428,786	¥ 384,116
Recognition	(246,861)	(82,342)
Effects on foreign exchange adjustment	1,388
Deferred revenue/income - end of year	¥ 485,087	¥ 301,774